Virtus Tactical Allocation Fund (the “fund”),

a series of Virtus Equity Trust

Supplement dated June 4, 2019 to the Summary and

Statutory Prospectuses dated January 28, 2019, as supplemented

Important Notice to Investors

As approved by the Board of Trustees of Virtus Equity Trust, effective June 4, 2019, Kayne Anderson Rudnick Investment Management, LLC (“KAR”), currently a subadviser to the fund, is managing the domestic and international equity portfolios of the fund; previously KAR had managed the domestic equity portfolio only. Also effective June 4, 2019, Duff & Phelps Investment Management Co. (“Duff & Phelps”) is removed as subadviser for the international equity portfolio of the fund. Accordingly, all references to Duff & Phelps as a subadviser to the fund, and to Frederick Brimberg as a portfolio manager, are hereby removed from the fund’s prospectuses. Newfleet Asset Management, LLC, a subadviser to the fund, continues to manage the fund’s fixed income portfolio and Virtus Investment Advisers, Inc., the fund’s investment adviser, continues to serve as investment adviser of the fund.

Additional disclosure changes resulting from the removal of Duff & Phelps as subadviser are described below.

Under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus, the fourth sentence in the first paragraph is hereby replaced with the following: “For the fund’s non-U.S. equity exposure, the subadviser’s investment strategy emphasizes companies that the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles.”

In the same section, the following is hereby added at the end of the third paragraph: “The fund’s non-U.S. equity investments are principally in small- and mid-capitalization companies. As of the date of this Prospectus, the fund’s equity subadviser considers small- and mid-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the MSCI All Country World ex U.S. SMID Cap Index on a rolling three-year basis. On this basis, as of April 30, 2019, the total market capitalization range of companies included in the MSCI All Country World ex U.S. SMID Cap Index over the past three years was $0 to $27.6 billion.”

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by adding the following disclosure:

> Small and Medium Market Capitalization Companies Risk. The risk that the fund’s investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Under “Management” in the summary prospectus and in the summary section of the statutory prospectus, the second paragraph is hereby replaced with the following: “The fund’s subadvisers are Kayne Anderson Rudnick Investment Management, LLC (“KAR”) (equity portion) and Newfleet Asset Management, LLC (“Newfleet”) (fixed income portion), each an affiliate of VIA.

The disclosure under “Portfolio Managers” in the summary prospectus and in the summary section of the statutory prospectus is hereby revised by removing the information for Frederick Brimberg and inserting the following:

>	Hyung Kim, Portfolio Manager and Senior Research Analyst at KAR. Mr. Kim has served as a Portfolio Manager of the fund since June 2019.
>	Craig Thrasher, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Thrasher has served as a Portfolio Manager of the fund since June 2019.

Under “Principal Investment Strategies” on page 61 of the statutory prospectus, references to the fund’s “U.S. equity subadviser” are revised to reference the fund’s “equity subadviser.” Additionally, the fourth, fifth and sixth paragraphs are hereby replaced with the following:

For the fund’s non-U.S. equity allocation, the fund invests in a select group of small-cap and mid-cap companies believed by the fund’s equity subadviser to be undervalued relative to their future market growth potential. The investment strategy emphasizes companies that the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. The fund’s non-U.S. equity investments are principally in small and mid-capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers small and mid-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the MSCI All Country World ex U.S. SMID Cap Index on a rolling three-year basis. On this basis, as of April 30, 2019, the total market capitalization range of companies included in the MSCI All Country World ex U.S. SMID Cap Index over the past three years was $0 to $27.6 billion.

The equity subadviser’s sell discipline seeks to dispose of holdings that, among other things, achieve a target price, or are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.

In the section “More Information About Risks Related to Principal Investment Strategies” the table on page 63 of the statutory prospectus is hereby amended by deleting the “X” in the row “Foreign Currency Transactions,” thereby indicating that this risk does not apply to the fund.

Under “The Adviser” on page 70 of the statutory prospectus, the following replaces the row in the table referencing the fund:

Virtus Tactical Allocation Fund	KAR (equity portion) Newfleet (fixed income portion)

Under “The Subadvisers” on beginning page 71 of the statutory prospectus, the following replaces the row in the table referencing the fund:

Virtus Tactical Allocation Fund	50% of the Net Advisory Fee to KAR (equity portion) 50% of the Net Advisory Fee to Newfleet (fixed income portion)

In the section “Portfolio Management” on page 72 of the statutory prospectus, the disclosure regarding Duff & Phelps and Frederick Brimberg is deleted.

Also in this section, under “KAR,” the following replaces the row referencing the fund:

Virtus Tactical Allocation Fund	Doug Foreman (since September 2016) Hyung Kim (since June 2019) Craig Thrasher, CFA (since June 2019)

Additionally, the following disclosure is added below the table showing portfolio managers at KAR:

Hyung Kim. Mr. Kim is a Portfolio Manager and Senior Research Analyst at KAR (since 2017). Prior to joining KAR, Mr. Kim was an international equity analyst for Advisory Research Inc. (2010 to 2017).

Craig Thrasher, CFA. Mr. Thrasher is a Portfolio Manager and Senior Research Analyst at KAR. Before joining KAR in 2008, Mr. Thrasher was employed at Kirr, Marbach & Company as an equity analyst, and at Webbush Morgan Securities in correspondent credit. He has approximately 15 years of equity research experience.

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All other disclosure concerning the fund, including fees and expenses, remains unchanged from the prospectuses dated January 28, 2019.

Investors should retain this supplement with the

Prospectuses for future reference.

VET 8019/TactAlloc KARChanges (6/2019)

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Virtus Tactical Allocation Fund,

a series of Virtus Equity Trust

Supplement dated June 4, 2019 to the

Statement of Additional Information (“SAI”) dated January 28, 2019

Important Notice to Investors

As approved by the Board of Trustees of Virtus Equity Trust, effective June 4, 2019, Kayne Anderson Rudnick Investment Management, LLC (“KAR”), currently a subadviser to the fund, is managing the domestic and international equity portfolios of the fund; previously KAR had managed the domestic equity portfolio only. Also effective June 4, 2019, Duff & Phelps Investment Management Co. (“Duff & Phelps”) is removed as subadviser for the international equity portfolio of the fund. Accordingly, all references to Duff & Phelps as a subadviser to the fund, and to Frederick Brimberg as a portfolio manager, are hereby removed from the fund’s SAI. Newfleet Asset Management, LLC, a subadviser to the fund, continues to manage the fund’s fixed income portfolio and Virtus Investment Advisers, Inc., the fund’s investment adviser, continues to serve as investment adviser of the fund.

Additional disclosure changes resulting from the removal of Duff & Phelps as subadviser are described below.

In the “Glossary” beginning on page 3, the entry for “KAR” is hereby revised to read: “Kayne Anderson Rudnick Investment Management, LLC, subadviser to the Capital Growth Fund, Global Quality Dividend Fund, Mid-Cap Core Fund, Mid-Cap Growth Fund, Small-Cap Core Fund, Small-Cap Growth Fund, Small-Cap Value Fund, Small-Mid Cap Core Fund and Tactical Allocation Fund (equity portion).”

Under “Proxy Voting Policies” beginning on page 74, the subheading for the disclosure regarding KAR’s policies is hereby revised to read: “Capital Growth Fund, Global Quality Dividend Fund, Mid-Cap Core Fund, Mid-Cap Growth Fund, Small-Cap Core Fund, Small-Cap Growth Fund, Small-Cap Value Fund, Small-Mid Cap Core Fund and Tactical Allocation Fund (equity portion).”

Under “Subadvisers and Subadvisory Agreements” beginning on page 79, the subheading for KAR is hereby revised to read: “Capital Growth Fund, Global Quality Dividend Fund, Mid-Cap Core Fund, Mid-Cap Growth Fund, Small-Cap Core Fund, Small-Cap Growth Fund, Small-Cap Value Fund, Small-Mid Cap Core Fund and Tactical Allocation Fund (equity portion).” Also in this section, the following sentence is hereby added after the sentence stating the subadvisory fee rate paid to KAR: “With respect to the Tactical Allocation Fund, this rate is paid on the equity portfolio only.”

Under “Portfolio Managers” beginning on page 87, the table listing the portfolio managers is hereby revised by replacing the information for the fund with the following:

Fund	Portfolio Manager
Tactical Allocation Fund (equity portion)	Doug Foreman Hyung Kim Craig Thrasher
Tactical Allocation Fund (fixed income portion)	David L. Albrycht

Under “Other Accounts Managed (no Performance-Based Fees) on page 88, the following information is added:

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Hyung Kim	1	$64.0 million	None	N/A	None	N/A
Craig Thrasher	2	$1.28 billion	None	N/A	5	$148 million

Under “Other Accounts Managed (with Performance-Based Fees) beginning on page 88, the following information is added:

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Hyung Kim	None	N/A	None	N/A	None	N/A
Craig Thrasher	None	N/A	None	N/A	None	N/A

Under “Portfolio Manager Fund Ownership” on page 90, the following information is added:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Value of Financial Exposure Through Similar Strategies	Total Ownership/Financial Exposure
Hyung Kim	Tactical Allocation Fund –	None	None
Craig Thrasher	Tactical Allocation Fund –	None	None

All other disclosure concerning the fund, including fees and expenses, remains unchanged from the SAI dated April 30, 2019.

Investors should retain this supplement with the

SAI for future reference.

VET 8019B SAI/TactAlloc KARChanges (6/2019)

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